Derivative Financial Instruments - Disclosure of Instruments (Details) € in Millions	Jun. 30, 2023 EUR (€)
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 4,136
Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	4,136
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	995
Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	724
Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,566
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(239)
Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(239)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized SOFR USD / receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%
pay capitalized SOFR USD / receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 458
pay capitalized SOFR USD / receive 1.03% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	458
pay capitalized SOFR USD / receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	458
pay capitalized SOFR USD / receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(60)
pay capitalized SOFR USD / receive 1.03% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(60)
pay capitalized SOFR USD / receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.03% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized SOFR USD / receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%
pay capitalized SOFR USD / receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 458
pay capitalized SOFR USD / receive 1.32% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	458
pay capitalized SOFR USD / receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	458
pay capitalized SOFR USD / receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(54)
pay capitalized SOFR USD / receive 1.32% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(54)
pay capitalized SOFR USD / receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized SOFR USD / receive 1.32% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.69%
pay capitalized Ester / receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 850
pay capitalized Ester / receive 0.69% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
pay capitalized Ester / receive 0.69% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(49)
pay capitalized Ester / receive 0.69% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(49)
pay capitalized Ester / receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.69% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%
pay capitalized Ester / receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650
pay capitalized Ester / receive 0.92% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
pay capitalized Ester / receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(74)
pay capitalized Ester / receive 0.92% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(74)
pay capitalized Ester / receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 0.92% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
pay capitalized Ester / receive 3.43%
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.43%
pay capitalized Ester / receive 3.43% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 1,720
pay capitalized Ester / receive 3.43% | Notional amount | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,720
pay capitalized Ester / receive 3.43% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 3.43% | Notional amount | 2023
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	995
pay capitalized Ester / receive 3.43% | Notional amount | 2024
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	724
pay capitalized Ester / receive 3.43% | Notional amount | 2025
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 3.43% | Notional amount | 2026
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 3.43% | Notional amount | 2027 and beyond
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 3.43% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
pay capitalized Ester / receive 3.43% | Fair value | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(1)
pay capitalized Ester / receive 3.43% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
pay capitalized Ester / receive 3.43% | Value of hedge recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0